Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements [Line Items]
Mortgage loans held for sale, Assets	$ 97,273	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements [Line Items]
Loans, Assets	3,070	6,388
Mortgage loans held for sale, Assets	11,876	32,753
OREO, Assets	14,598	20,427
Total, Assets	29,544	59,568
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value Measurements [Line Items]
Loans, Assets
Mortgage loans held for sale, Assets
OREO, Assets
Total, Assets
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value Measurements [Line Items]
Loans, Assets	3,070	6,388
Mortgage loans held for sale, Assets	11,876	32,753
OREO, Assets	14,598	20,427
Total, Assets	29,544	59,568
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Measurements [Line Items]
Loans, Assets
Mortgage loans held for sale, Assets
OREO, Assets
Total, Assets